10-Q LONG-TERM DEBT - LMATT Growth and Income Series 1.2026, Inc. Market-Indexed Notes (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 16, 2022
Debt Instrument [Line Items]
Assets	$ 376,719,400	$ 331,826,067	$ 59,094,847
Fair value
Debt Instrument [Line Items]
Long-term debt, gross		141,652,424
LMATT Growth & Income Series 1.2026, Inc. | Market-indexed notes
Debt Instrument [Line Items]
Face amount				$ 400,000
Upside performance participation cap				140.00%
Market downturn protection percentage				10.00%
Note reduction ratio for losses below threshold				100.00%
Dividend percentage				4.00%
LMATT Growth & Income Series 1.2026, Inc. | Market-indexed notes | Asset Pledged as Collateral
Debt Instrument [Line Items]
Assets	515,297	374,458
LMATT Growth & Income Series 1.2026, Inc. | Market-indexed notes | Fair value
Debt Instrument [Line Items]
Long-term debt, gross	$ 631,377	$ 569,862	$ 400,000
LMATT Growth & Income Series 1.2026, Inc.
Debt Instrument [Line Items]
Ownership percentage				100.00%